Business (Tables)	12 Months Ended
Dec. 31, 2010
Business (Tables) [Abstract]
Property/Unit schedule

	Properties	Apartment Units
Wholly Owned Properties	425	119,634
Partially Owned Properties — Consolidated	24	5,232
Military Housing	2	4,738

	451	129,604